UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21537

Name of Fund: BlackRock Multi-Strategy Hedge Opportunities LLC

Fund Address: 55 East 52nd Street
              New York, NY 10055

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, BlackRock Multi-Strategy Hedge Opportunities LLC, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code: (877) GPC-ROCK

Date of fiscal year end: 03/31/2008

Date of reporting period: 04/01/07 - 06/30/07

Item 1 - Schedule of Investments

BlackRock Multi-Strategy Hedge Opportunities, LLC

Schedule of Investments as of June 30, 2007 (Unaudited)        (in U.S. dollars)

Strategy                     Portfolio Funds**                                                    Value
-----------------------------------------------------------------------------------------------------------
Convertible Arbitrage - 6.9% Aristeia Partners LP                                              $  9,729,177
-----------------------------------------------------------------------------------------------------------
Directional - 18.3%          Bayswater Global Quant Alpha Fund LLC                                6,375,553
                             Campbell QMF LLC (4,373 Shares)                                      4,749,225
                             Cornerstone International Value Fund LLC (4,777 Shares)              5,609,887
                             FORT Global Contrarian LP                                            3,226,106
                             Grinham Diversified Fund (U.S.) LP                                   5,703,720
                                                                                               ------------
                                                                                                 25,664,491
-----------------------------------------------------------------------------------------------------------
Equity Neutral - 3.6%        Ventus US$ Double Leverage Fund (2,445 Shares)                       5,003,987
-----------------------------------------------------------------------------------------------------------
Equity Opportunistic - 37.0% Glenview Institutional Partners LP                                  11,488,423
                             Hayground Cove Institutional Partners LP                             6,711,115
                             Kinetics Partners LP                                                10,559,135
                             Maverick Levered Partners LP                                         2,229,282
                             Neon Liberty Emerging Markets Fund LP                                3,317,414
                             SR Phoenicia LP                                                      8,614,315
                             Trivium Onshore Fund LP                                              9,042,741
                                                                                               ------------
                                                                                                 51,962,425
-----------------------------------------------------------------------------------------------------------
Event Driven - 1.1%          Gruss Global Investors LP                                            1,515,119
-----------------------------------------------------------------------------------------------------------
High Yield - 13.0%           ARX Global High Yield Securities Fund I LP                           9,645,683
                             LibertyView Credit Opportunities Fund II LLC (516 Shares)            8,662,421
                                                                                               ------------
                                                                                                 18,308,104
-----------------------------------------------------------------------------------------------------------
Multi-Strategy - 14.7%       Double Black Diamond LP                                              9,874,038
                             Suttonbrook Capital Partners LP                                     10,689,620
                                                                                               ------------
                                                                                                 20,563,658
-----------------------------------------------------------------------------------------------------------
Total Investments (Cost - $106,850,000*)  - 94.6%                                               132,746,961

Other Assets Less Liabilities - 5.4%                                                              7,643,219
                                                                                               ------------
Net Assets - 100.0%                                                                            $140,390,180
                                                                                               ============

* The cost and unrealized appreciation (depreciation) of investments as of June 30, 2007, as computed for federal income tax purposes, were as follows:

      Aggregate cost .............. ....................          $ 112,815,116
                                                                  =============
      Gross unrealized appreciation ....................          $  19,948,198
      Gross unrealized depreciation ....................                (16,353)
                                                                  -------------
      Net unrealized appreciation.......................          $  19,931,845
                                                                  =============
**    Non-income producing securities.

Item 2 - Controls and Procedures

2(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities and Exchange Act of 1934, as amended.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Multi-Strategy Hedge Opportunities LLC


By: /s/ Robert C. Doll, Jr.
    -----------------------------------
    Robert C. Doll, Jr.,
    Chief Executive Officer of
    BlackRock Multi-Strategy Hedge Opportunities LLC

Date: August 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    ------------------------------------
    Robert C. Doll, Jr.,
    Chief Executive Officer of
    BlackRock Multi-Strategy Hedge Opportunities LLC

Date: August 20, 2007


By: /s/ Donald C. Burke
    ------------------------------------
    Donald C. Burke,
    Chief Financial Officer of
    BlackRock Multi-Strategy Hedge Opportunities LLC

Date: August 20, 2007